BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2012 countries employees	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012 countries employees	Dec. 30, 2011	Dec. 31, 2010
Cash and cash equivalents (Textuals) [Abstract]
Restricted cash and cash equivalents	$ 17.1				$ 21.0				$ 17.1	$ 21.0
Organization, consolidation and presentation of financial statements, as shown (Textuals) [Abstract]
Entity number of employees	54,000								54,000
Number of countries in which entity operates	50								50
Condensed Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes									615.7	(245.5)	513.8
Income tax benefit (expense)	(34.7)	(66.1)	(40.5)	(48.6)	(46.8)	39.5	(45.5)	(39.0)	(189.9)	(91.8)	(127.6)
Net income (loss) including noncontrolling interests	113.4	127.8	79.1	105.5	60.6	(585.8)	100.0	87.9	425.8	(337.3)	386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)	(21.1)	(25.5)	(25.8)	(32.2)	(37.3)	(33.2)	(25.8)	(115.2)	(128.5)	(98.3)
Net income (loss) attributable to URS	70.6	106.7	53.6	79.7	28.4	(623.1)	66.8	62.1	310.6	(465.8)	287.9
Effective income tax rate %								(3.60%)	30.80%	(37.40%)	24.80%
Condensed Consolidated Statements of Comprehensive Income Data [Abstract]
Comprehensive income (loss)									423.4	(411.2)	398.5
Condensed Consolidated Statements of Changes in Stockholders Equity Data [Abstract]
Distributions to noncontrolling interests									(83.8)	(111.7)	(107.2)
Condensed Consolidated Statements of Cash Flows Data [Abstract]
Accounts payable, accrued salaries and employee benefits, and other current liabilities									(13.6)	(43.0)	(67.6)
Other long-term liabilities									(10.6)	13.0	22.5
As Reported [Member]
Condensed Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes									615.7	(245.5)	513.8
Income tax benefit (expense)									(189.9)	(91.8)	(127.6)
Net income (loss) including noncontrolling interests									425.8	(337.3)	386.2
Noncontrolling interests in income of consolidated subsidiaries									(115.2)	(128.5)	(98.3)
Net income (loss) attributable to URS									$ 310.6	$ (465.8)	$ 287.9